Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 15,946	Royalties	UNITED STATES	snj:US-UT	U. S. Federal Government [Member]	Utah Project [Member]	Oil And Natural Gas [Member]	Well
#: 2
	21,581	Royalties	UNITED STATES	snj:US-WY	U. S. Federal Government [Member]	Wyoming Project [Member]	Oil And Natural Gas [Member]	Well
#: 3
	1,714	Royalties	UNITED STATES	snj:US-TX	U. S. Federal Government [Member]	Texas Project [Member]	Oil And Natural Gas [Member]	Well
#: 4
	125	Royalties	UNITED STATES	snj:US-NM	U. S. Federal Government [Member]	New Mexico Project [Member]	Oil And Natural Gas [Member]	Well
#: 5
	228	Royalties	UNITED STATES	snj:US-OK	U. S. Federal Government [Member]	Oklahoma Project [Member]	Oil And Natural Gas [Member]	Well
#: 6
	$ 316	Royalties	UNITED STATES	snj:US-MT	U. S. Federal Government [Member]	Montana Project [Member]	Oil And Natural Gas [Member]	Well